Research and Product Development Expenses (Tables)	12 Months Ended
Dec. 31, 2018
Research and Product Development Expenses [abstract]
Schedule of Research and Development Expenses

Year ended December 31,	2018	2017
Research and product development expenses	$12,023	$8,812
Government research and product development funding	(4,537)	(2,436)
Total	$7,486	$6,376